Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Summary of Significant Accounting Policies [Line Items]
Recognized a loss (gain) from investment (in Dollars)	$ 3,556,519	$ (381,370)	$ (192,102)
Performance obligation (in Dollars)	$ 2,200,000
Tax benefit	50.00%
Employee retention tax credit (in Dollars)		$ 51,896
FDIC (in Dollars)	250,000
Deposited in bank (in Dollars)	8,319,947
United States [Member]
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents (in Dollars)	$ 630,824
Customer Concentration Risk [Member] | Four Customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	83.00%
Customer Concentration Risk [Member] | One Customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		32.00%
Customer Concentration Risk [Member] | Three Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	100.00%	33.30%
Customer Concentration Risk [Member] | One Related Party Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		100.00%
Revenue from Rights Concentration Risk [Member] | One Customer [Member] | Revenue from Contract with Customer Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		40.00%	53.00%
Revenue from Rights Concentration Risk [Member] | Two Customer [Member] | Revenue from Contract with Customer Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			25.00%
Revenue from Rights Concentration Risk [Member] | Three Customer [Member] | Revenue from Contract with Customer Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			22.00%